1338307

FORM D

05061725

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
MPF Blue Ridge II, LLC

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

RECEIVED SEP 06 2005 SEC MAIL PROCESSING SECTION WASH, D.C. 213

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
MPF Blue Ridge II, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1640 School Street, Moraga, CA 94556	925-631-9100
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

Acquire and hold Real Estate Securities (Primarily) for investment. Trade the Securities for Capital Gains when appropriate.

PROCESSED SEP 13 2005 THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): Limited Liability Company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 8 Year 0 5 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) C A

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

MacKenzie Patterson Fuller, Inc.
Full Name (Last name first, if individual)

1640 School Street, Moraga, CA 94556
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

C.E. Patterson
Full Name (Last name first, if individual)

1640 School Street, Moraga, CA 94556
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Berniece Patterson
Full Name (Last name first, if individual)

1640 School Street, Moraga, CA 94556
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Jeri Bluth
Full Name (Last name first, if individual)

1640 School Street, Moraga, CA 94556
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Glen Fuller
Full Name (Last name first, if individual)

1640 School Street, Moraga, CA 94556
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Chip Patterson
Full Name (Last name first, if individual)

1640 School Street, Moraga, CA 94556
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Christine Simpson
Full Name (Last name first, if individual)

1640 School Street, Moraga, CA 94556
Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 100,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

The Investment Center, Inc

Business or Residence Address (Number and Street, City, State, Zip Code)

1011 Route 22, Box 6915, Bridgewater NJ 08807

Name of Associated Broker or Dealer

Michael Brodnax

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0.00	$ 0.00
Equity	$ 0.00	$ 0.00
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0.00	$ 0.00
Partnership Interests	$ 0.00	$ 0.00
Other (Specify LLC Interests)	$ 1,500,000.00	$ 0.00
Total	$ 1,500,000.00	$ 0.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0.00
Non-accredited Investors	0	$ 0.00
Total (for filings under Rule 504 only)	0	$ 0.00

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	0	$ 0.00
Regulation A	0	$ 0.00
Rule 504	0	$ 0.00
Total	0	$ 0.00

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ 0.00
Printing and Engraving Costs	☒	$ 1,500.00
Legal Fees	☒	$ 4,500.00
Accounting Fees	☒	$ 1,500.00
Engineering Fees	☐	$ 0.00
Sales Commissions (specify finders' fees separately)	☒	$ 75,000.00
Other Expenses (identify) Organization	☒	$ 60,000.00
Total	☒	$ 142,500.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C—Question 1 and total expenses furnished in response to Part C—Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 1,357,500.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C—Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☒ $ 0.00	☒ $ 0.00
Purchase of real estate	☒ $ 0.00	☒ $ 0.00
Purchase, rental or leasing and installation of machinery and equipment	☒ $ 0.00	☒ $ 0.00
Construction or leasing of plant buildings and facilities	☒ $ 0.00	☒ $ 0.00
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☒ $ 0.00	☒ $ 0.00
Repayment of indebtedness	☒ $ 0.00	☒ $ 0.00
Working capital	☒ $ 0.00	☒ $ 0.00
Other (specify): Purchase of real estate securities	☒ $ 0.00	☒ $ 1,357,500.00
	☒ $ 0.00	☒ $ 0.00
Column Totals	☒ $ 0.00	☒ $ 1,357,500.00
Total Payments Listed (column totals added)	☒ $ 1,357,500.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
MPF Blue Ridge II, LLC	[signature]	August 25, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Jeri Bluth	Vice President, MacKenzie Patterson Fuller, Inc., Managing Member	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
MPF Blue Ridge II, LLC	[signature]	August 25, 2005
Name (Print or Type)	**Title (Print or Type)**	
Jeri Bluth	Vice President, MacKenzie Patterson Fuller, Inc., Managing Member	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA	X		LLC Units $3,500,000						X
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									

CCH B20448 0630

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									

Form U-2

Form U-2 Uniform Consent to Service of Process

Know all men by these presents:

That the undersigned MPF Blue Ridge II, LLC (a corporation), (a partnership), a (LLC) organized under the laws of Califonria or (an individual), [strike out inapplicable nomenclature] for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Jennifer Moser
(Name)

1640 School Street, Moraga, CA 94556
(Address)

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

___AL	Secretary of State	___FL	Dept. of Banking and Finance
___AK	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	___GA	Commissioner of Securities
___AZ	The Corporation Commission	___GUAM	Administrator, Department of Finance
___AR	The Securities Commissioner	___HI	Commissioner of Securities
X CA	Commissioner of Corporations	___ID	Director, Department of Finance
___CO	Securities Commissioner	___IL	Secretary of State
___CT	Banking Commissioner	___IN	Secretary of State
___DE	Securities Commissioner	___IA	Commissioner of Insurance
___DC	Dept. of Insurance & Securities Regulation	___KS	Secretary of State
___KY	Director, Division of Securities	___OH	Secretary of State
___LA	Commissioner of Securities	___OR	Director, Department of Insurance and Finance
___ME	Administrator, Securities Division	___OK	Securities Administrator
___MD	Commissioner of the Division of Securities	___PA	Pennsylvania does not require filing of a Consent to Service of Process
___MA	Secretary of State	___PR	Commissioner of Financial Institutions
___MI	Commissioner, Office of Financial & Insurance Services	___RI	Director of Business Regulation
___MN	Commissioner of Commerce	___SC	Securities Commissioner

___	MS	Secretary of State	___	SD	Director of the Division of Securities
___	MO	Securities Commissioner	___	TN	Commissioner of Commerce and Insurance
___	MT	State Auditor and Commissioner of Insurance	___	TX	Securities Commissioner
___	NE	Director of Banking and Finance	___	UT	Director, Division of Securities
___	NV	Secretary of State	___	VT	Commissioner of Banking, Insurance, Securities & Health Administration
___	NH	Secretary of State	___	VA	Clerk, State Corporation Commission
___	NJ	Chief, Securities Bureau	___	WA	Director of the Department of Licensing
___	NM	Director, Securities Division	___	WV	Commissioner of Securities
___	NY	Secretary of State	___	WI	Commissioner of Securities
___	NC	Secretary of State	___	WY	Secretary of State
___	ND	Securities Commissioner			

Dated this 25th day of August, 2005
(SEAL)

By Jeri Bluth

Vice President of the Manager

Title

CORPORATE ACKNOWLEDGMENT

State or Province of California) ss.
County of Contra Costa)

On this 25 day of August, 2005 before me C. Concepcion the undersigned officer, personally appeared Jeri Bluth known personally to me to be the Vice President (Title) of the above named corporation and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.
IN WITNESS WHEREOF I have hereunto set my hand and official seal.

Notary Public/Commissioner of Oath
My Commission Expires 12-9-2007

(SEAL)

C. CONCEPCION
Commission # 1455507
Notary Public - California
Contra Costa County
My Comm. Expires Dec 9, 2007

INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT

State or Province of ____________) ss.
County of __________________)

On this ______day of_____________, 20_____, before me, _____________________________, the undersigned officer, personally appeared ______________________________ to me personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.
In WITNESS WHEREOF I have hereunto set my hand and official seal.

Notary Public/Commissioner of Oaths

My Commission Expires _______________

(SEAL)